Fair Value Measurements (Details) - Schedule of the Company's Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Assets:
U.S. Money Market held in Trust Account	$ 345,171,114	$ 345,031,308
Liabilities:
Warrants Liability	12,833,955	23,093,609
Public Warrants Liability [Member]
Liabilities:
Warrants Liability	7,187,500	12,765,000
Private Warrants Liability [Member]
Liabilities:
Warrants Liability	5,646,455	10,328,609
Quoted Prices In Active Markets (Level 1) [Member]
Assets:
U.S. Money Market held in Trust Account	345,171,114	345,031,308
Liabilities:
Warrants Liability	7,187,500	12,765,000
Quoted Prices In Active Markets (Level 1) [Member] | Public Warrants Liability [Member]
Liabilities:
Warrants Liability	7,187,500	12,765,000
Quoted Prices In Active Markets (Level 1) [Member] | Private Warrants Liability [Member]
Liabilities:
Warrants Liability		0
Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Warrants Liability	5,646,455	10,328,609
Significant Other Unobservable Inputs (Level 3) [Member] | Private Warrants Liability [Member]
Liabilities:
Warrants Liability	$ 5,646,455	$ 10,328,609